Subsequent Events (Details) - USD ($)			1 Months Ended	6 Months Ended
	Sep. 06, 2021	Sep. 02, 2021	Aug. 26, 2021	Jun. 30, 2021	Jun. 30, 2020
Subsequent Events (Details) [Line Items]
Fixed combined purchase price				$ 3.50
Short-term bank loan repaid				$ 232,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares			2,857,142
Gross proceeds			$ 10,000,000
Working capital	$1,084
Fix interest rate	6.00%
Leshare Beijing [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Short-term bank loan repaid		$ 1,549
Warrant [Member]
Subsequent Events (Details) [Line Items]
Warrant exercise price				$ 4.40